Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Mar. 31, 2012
Selected Quarterly Financial Information (Unaudited)

17. Selected Quarterly Financial Information (Unaudited)

The following table summarizes the Fiscal 2012 and 2011 quarterly results (dollars in thousands):

	Fiscal Quarter Ended
	June	September	December	March
Year Ended March 31, 2012
Total Revenue	$243,126	$305,532	$373,606	$379,990
Gross profit	$136,969	$175,100	$221,905	$219,122
Income from operations	$44,976	$59,278	$64,587	$78,841
Net income	$24,115	$40,606	$39,031	$43,612
Weighted average ordinary shares outstanding:
Basic	140,554,377	146,555,601	154,738,356	191,184,171
Diluted	179,177,268	187,580,161	193,583,954	196,855,404

Year Ended April 2, 2011
Total Revenue	$151,516	$189,369	$222,451	$240,003
Gross profit	$82,354	$102,827	$126,763	$134,121
Income from operations	$17,180	$32,122	$44,930	$42,634
Net income	$11,752	$15,591	$27,790	$17,373
Weighted average ordinary shares outstanding:
Basic	140,554,377	140,554,377	140,554,377	140,554,377
Diluted	179,177,268	179,177,268	179,177,268	179,177,268